SCHEDULE OF COMPANY AUDITORS FEES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements		$ 200,773	$ 58,874
Audit-related assurance services		148,892	72,637
Total auditor’s remuneration	[1]	$ 349,665	$ 131,511	$ 53,402

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.